Organization and principal activities - Additional Information (Details) ¥ in Thousands, $ in Millions	1 Months Ended	12 Months Ended
	Mar. 31, 2019 USD ($) shares	Dec. 31, 2019 CNY (¥)
Organization and principal activities [Line Items]
Registered capital and PRC statutory reserves of the VIEs and VIE's subsidiaries | ¥		¥ 5,524,402
Bigo Inc
Organization and principal activities [Line Items]
Cash paid for acquisition | $	$ 343.1
Bigo Inc | Class A common shares
Organization and principal activities [Line Items]
Number of shares issued for acquisition	305,127,046
Bigo Inc | Class B common shares
Organization and principal activities [Line Items]
Number of shares issued for acquisition	38,326,579
Guangzhou Huya [Member] | Exclusive Business Cooperation Agreement [Member]
Organization and principal activities [Line Items]
Period of prior written notice required to terminate the agreement		30 days
Term of agreement		10 years
Term of agreement extension		10 years
Guangzhou Huya [Member] | Exclusive Option Agreement [Member]
Organization and principal activities [Line Items]
Period of prior written notice required to terminate the agreement		30 days
Term of agreement		10 years
Term of agreement extension		10 years
Guangzhou Huya [Member] | Power of Attorney [Member]
Organization and principal activities [Line Items]
Period of prior written notice required to terminate the agreement		30 days
Term of agreement		10 years
Term of agreement extension		1 year
Guangzhou Huaduo [Member] | Exclusive Technology Support and Technology Services Agreement [Member]
Organization and principal activities [Line Items]
Period of prior written notice required to terminate the agreement		30 days
Guangzhou Huaduo [Member] | Exclusive Option Agreement [Member]
Organization and principal activities [Line Items]
Term of agreement		10 years
BaiGuoYuan Technology [Member] | Exclusive Option Agreement [Member]
Organization and principal activities [Line Items]
Term of agreement extension		10 years